American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2026

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.0%
Focused Dynamic Growth Fund G Class	254,748	22,206,345
Focused Large Cap Value Fund G Class	4,830,206	53,277,176
Growth Fund G Class	532,879	32,782,687
Heritage Fund G Class	801,376	21,252,499
Large Cap Equity Fund G Class	1,133,025	56,787,206
Mid Cap Value Fund G Class	1,549,719	24,594,042
Small Cap Growth Fund G Class	323,004	8,514,390
Small Cap Value Fund G Class	815,854	8,338,026
		227,752,371
International Equity Funds — 29.6%
Emerging Markets Fund G Class	1,405,023	26,456,587
Global Real Estate Fund G Class	721,106	10,715,639
International Growth Fund G Class	2,672,393	37,199,709
International Small-Mid Cap Fund G Class	1,097,851	14,381,845
International Value Fund G Class	1,686,789	20,528,226
Non-U.S. Intrinsic Value Fund G Class	1,676,386	17,887,042
		127,169,048
Domestic Fixed Income Funds — 12.5%
Diversified Bond Fund G Class	4,089,348	37,417,537
High Income Fund G Class	1,050,699	9,141,082
Inflation-Adjusted Bond Fund G Class	671,645	7,206,755
		53,765,374
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund G Class	581,445	5,488,843
Global Bond Fund G Class	1,598,021	13,934,747
		19,423,590
Money Market Funds — 0.4%
U.S. Government Money Market Fund G Class	1,434,315	1,434,315
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $337,058,891)		429,544,698
OTHER ASSETS AND LIABILITIES — 0.0%		(2)
TOTAL NET ASSETS — 100.0%		$429,544,696

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$23,887	$3,613	$4,155	$(1,139)	$22,206	255	$3,068	$1,398
Focused Large Cap Value Fund	59,219	12,167	18,562	453	53,277	4,830	1,234	5,884
Growth Fund	35,959	7,826	6,470	(4,532)	32,783	533	3,259	4,318
Heritage Fund	28,175	5,867	7,048	(5,742)	21,252	801	2,136	3,020
Large Cap Equity Fund	65,107	13,381	13,439	(8,262)	56,787	1,133	4,325	10,656
Mid Cap Value Fund	32,716	4,513	12,159	(476)	24,594	1,550	514	3,159
Small Cap Growth Fund	12,339	660	4,009	(476)	8,514	323	1,304	498
Small Cap Value Fund	12,419	1,385	5,626	160	8,338	816	309	983
Emerging Markets Fund	28,401	1,272	9,611	6,395	26,457	1,405	3,188	578
Global Real Estate Fund	11,594	713	2,716	1,125	10,716	721	184	419
International Growth Fund	32,566	6,662	2,771	743	37,200	2,672	(104)	1,602
International Small-Mid Cap Fund	12,454	1,249	1,277	1,956	14,382	1,098	64	424
International Value Fund	17,631	4,021	4,039	2,915	20,528	1,687	228	1,798
Non-U.S. Intrinsic Value Fund	18,003	2,737	3,327	474	17,887	1,676	324	2,031
Diversified Bond Fund	42,529	7,386	13,222	725	37,418	4,089	(609)	1,425
High Income Fund	10,591	707	2,315	158	9,141	1,051	(176)	529
Inflation-Adjusted Bond Fund	8,416	310	1,829	310	7,207	672	(194)	179
Emerging Markets Debt Fund	6,269	306	1,417	331	5,489	581	(134)	306
Global Bond Fund	17,010	1,541	5,106	490	13,935	1,598	(628)	617
U.S. Government Money Market Fund	—	1,541	107	—	1,434	1,434	—	23
	$475,285	$77,857	$119,205	$(4,392)	$429,545	28,925	$18,292	$39,847
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.